Subsequent events	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	6.5. Subsequent events
Non-adjusting events after the reporting period
Change of President and CEO
On 10 February 2025, Nokia announced its President and CEO, Pekka Lundmark, will step down effective 31 March 2025. The Board of Directors has appointed Justin Hotard as the next
President and CEO. He will start in his new role on 1 April 2025. Mr. Lundmark will stay on as an advisor to Mr. Hotard until the end of the year to ensure a smooth transition.
Mr. Hotard joins Nokia with more than 25 years of experience with global technology companies, driving innovation and technology leadership as well as delivering revenue growth. He currently leads the Data Center & AI Group at Intel. Prior to this role, he held several leadership roles at large technology companies, including Hewlett Packard Enterprise and NCR Corporation.
Infinera acquisition
On 28 February 2025, Nokia completed the acquisition of Infinera Corporation (Infinera), pursuant to the definitive agreement announced on 27 June 2024. Infinera, the San Jose based global supplier of innovative open optical networking solutions and advanced optical semiconductors, has become part of the Nokia group effective as of the closing with Nokia holding 100% of its equity and voting rights. The acquisition will significantly improve Nokia’s scale and profitability in optical networks, and accelerate Nokia’s growth strategy in data centers and strengthen its presence both in North America and with webscale customers.
The aggregated consideration transferred of EUR 1.7 billion is a combination of cash of EUR
1.1 billion and Nokia shares in the form of American Depository Shares of EUR 0.6 billion, corresponding to 127 434 986 shares. Additionally, the acquisition resulted in a make whole conversion for Infinera’s convertible senior notes in line with relevant bond indentures. Following the ongoing conversion and subsequent observation period for Nokia stock price, any surrendered notes are expected to be settled in cash during the second quarter of 2025.
Nokia will report the acquired business as part of its Network Infrastructure segment. The acquisition will be accounted for as a business combination using the acquisition method. Nokia is currently in the process of determining the initial purchase accounting for this transaction.
Considering the timing of the acquisition and the issuance of consolidated financial statements for the year ended 31 December 2024, Nokia determined it to be impracticable to disclose a preliminary purchase price allocation at this time.